Balance Sheet Components - Schedule of Future Amortization Expense (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2023	$ 2,865
2024	2,797
2025	1,874
2026	1,425
2027	1,108
Thereafter	4,128
Intangible assets, net carrying amount	$ 14,197	$ 5,673